FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of Issuer:    The BBH Trust
                                       40 Water Street
                                       Boston, MA  02109

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        BBH Prime Institutional Money Fund


3.      Investment Company Act File Number: 811-10073
        Securities Act File Number:         333-113306

4(a).   Last day of fiscal year for which this notice is filed:   June 30, 2006

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):
	2,329,961,386


        (ii) Aggregate price of securities redeemed or
       	(2,336,835,219)

        (iii)Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
As of June 30, 2005
	 -
	0



        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:               	(2,336,835,219)

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)
             from Item 5(i)]:               	 93,126,167

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i):                       	 -

        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                        	0.000107

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter "0" if no fee is due):           	 9,964.50

6.      Prepaid Shares

     If the response to Item 5(i) was
   determined  by  deducting
    an  amount  of
     securities that were  registered
     under the Securities Act of 1933 pursuant
     to rule 24e-2 as in effect
     before  [effective  date of
    rescission of rule
     24e-2],  then  report the
    amount of  securities  (number
    of shares or other
     units deducted here:  _____ .
    If there is a number of shares
    or other units
     that were registered  pursuant
     to rule 24e-2 remaining unsold
    at the end of
     the fiscal year for which this
    form is filed that are  available for
   use by  the issuer in future
    fiscal years,
     then state that number here: _____.	 -

7.   Interest  due - if this Form is being
      filed more than 90 days after the	 -
     end of the issuer's fiscal year
     (see Instruction D):



8.   Total of the amount of the  registration  fee due plus any  interest due
     [line 5(vii) plus line 7]:	 1,933.24



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     September 26, 2006

     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/Charles Schreiber
 Principal Financial Officer